Leases - Schedule of Group’s Unaudited iInterim Condensed Consolidated Balance Sheets (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Assets
Operating lease right-of-use assets, net	$ 25,901,013	$ 3,299,534	$ 6,960,066
Liabilities
Operating lease liabilities, current	4,585,898	584,198	2,270,289
Operating lease liabilities, non-current	21,315,115	2,715,336	4,689,777
Total lease liabilities	$ 25,901,013	$ 3,299,534	$ 6,960,066